Net Loss Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net Loss Per Share
17. Net Loss Per Share
The computation of net loss per share and weighted average shares of the Company’s common stock outstanding during the periods presented is as follows:

	Year Ended December 31,
(Amounts in thousands, except for share and per share amounts)	2023	2022
Basic net loss per share:
Net loss	$(536,420)	$(877,077)
Income allocated to participating securities	—	—
Net loss attributable to common stockholders - Basic	$(536,420)	$(877,077)
Diluted net loss per share:
Net loss attributable to common stockholders - Basic	$(536,420)	$(877,077)
Interest expense and change in fair value of bifurcated derivatives on convertible notes	—	—
Income allocated to participating securities	—	—
Net loss income attributable to common stockholders - Diluted	$(536,420)	$(877,077)
Shares used in computation:
Weighted average common shares outstanding	461,684,130	291,302,441
Weighted-average effect of dilutive securities:
Assumed exercise of stock options	—	—
Assumed exercise of warrants	—	—
Assumed conversion of convertible preferred stock	—	—
Diluted weighted-average common shares outstanding	461,684,130	291,302,441
Earnings (loss) per share attributable to common stockholders:
Basic	$(1.16)	$(3.01)
Diluted	$(1.16)	$(3.01)
Basic and diluted loss per share are the same for each class of common stock (i.e., Class A, Class B and Class C) because they are entitled to the same dividend rights. Basic and diluted loss per share are presented together as the amounts for basic and diluted loss per share are the same (i.e., the Company’s other equity-linked instruments outstanding are anti-dilutive for the periods presented). There were no preferred dividends declared or accumulated during the years ended December 31, 2023, and 2022. Historically, the Company applied the two-class method which requires earnings available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive dividends as if all earnings for the period had been distributed. The Company’s outstanding convertible preferred stock was a participating security as the holders of such shares participated in earnings but did not contractually participate in the Company’s losses and therefore no losses were allocated to the convertible preferred stock in prior periods. The Company’s potentially dilutive securities, which include stock options, convertible preferred stock that would have been issued under the if-converted method, warrants to purchase shares of common stock, warrants to purchase shares of preferred stock, and stock options exercised, not vested, have been excluded from the computation of diluted net loss per share, as the effect would be anti-dilutive. The Company excluded the following securities, presented based on amounts outstanding at each year end, from the computation of diluted net loss per share attributable to common stockholders for the years indicated as including them would have had an anti-dilutive effect:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Convertible preferred stock (2)	—	332,315
Pre-Closing Bridge Notes	—	758,633
RSUs and Options to purchase common stock (1)	48,125	131,919
Warrants to purchase convertible preferred stock (1)	—	14,592
Public warrants(1)	6,075	—
Private warrants(1)	3,733	—
Sponsor locked-up shares(1)	694	—
Warrants to purchase common stock(1)	—	5,731
Total	58,627	1,243,190
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(1)Securities have an antidilutive effect under the treasury stock method.
(2)Securities have an anti-dilutive effect under the if-converted method.